CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net earnings (loss)	$ 2,826	$ 2,459	$ (1,943)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders account balances	999	950	1,004
Universal life and investment-type product policy fee income	(3,312)	(3,067)	(2,918)
Net change in broker-dealer and customer related receivables/payables	266	125	(1,353)
(Income) loss related to derivative instruments	(2,374)	284	3,079
Change in reinsurance recoverable with affiliate	(242)	(233)	1,486
Investment (gains) losses, net	47	184	(54)
Change in segregated cash and securities, net	(170)	(124)	1,587
Change in deferred policy acquisition costs	2,861	(981)	(646)
Change in future policy benefits	2,110	1,136	(755)
Change in income taxes payable	1,226	803	(1,298)
Real estate asset writeoff charge	5	26	3
Change in the fair value of the reinsurance contract asset	(5,941)	(2,350)	2,566
Amortization of deferred compensation	418	178	88
Amortization of deferred sales commissions	38	47	55
Amortization of reinsurance cost	211	274	318
Other depreciation and amortization	146	161	156
Amortization of other intangibles	24	23	24
Other, net	(76)	111	18
Net cash provided by (used in) operating activities	(938)	6	1,417
Cash flows from investing activities:
Maturities and repayments of fixed maturities and mortgage loans on real estate	3,435	2,753	2,058
Sales of investments	1,141	3,398	6,737
Purchases of investments	(7,970)	(7,068)	(8,995)
Cash settlements related to derivative instruments	1,429	(651)	(2,564)
Change in short-term investments	16	(53)	140
Decrease in loans to affiliates	0	3	1
Increase in loans to affiliates	0	0	(250)
Investment in capitalized software, leasehold improvements and EDP equipment	(104)	(62)	(120)
Other, net	25	(25)	9
Net cash provided by (used in) investing activities	(2,028)	(1,705)	(2,984)
Cash flows from financing activities:
Policyholders account balances deposits	4,461	3,187	3,395
Policyholders account balances withdrawals and transfers to Separate Accounts	(821)	(483)	(2,161)
Change in short-term financings	220	(24)	(36)
Change in collateralized pledged liabilities	989	(270)	126
Change in collateralized pledged assets	99	533	(632)
Capital contribution	0	0	439
Shareholder dividends paid	(379)	(300)	0
Repurchase of AllianceBernstein Holdings units	(221)	(235)	0
Distribution to non-controlling interests in consolidated subsidiaries	(312)	(357)	(320)
Other, net	2	11	145
Net cash provided by (used in) financing activities	4,038	2,062	956
Change in cash and cash equivalents	1,072	363	(611)
Cash and cash equivalents, beginning of year	2,155	1,792	2,403
Cash and Cash Equivalents, End of Period	3,227	2,155	1,792
Supplementa Cash Flow Information [Abstract]
Interest Paid	16	19	17
Income Taxes Paid (Refunded)	$ 36	$ (27)	$ 44